Earnings (Losses) Per Share (Details) - Schedule of basic and diluted earnings (losses) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic and diluted earnings (losses) per share:
Net income (loss) (in Dollars)	$ (79,065)	$ 15,527	$ (4,783)
Weighted average ordinary shares outstanding:
Denominator for basic earnings (losses) per share	49,791,659	47,079,358	42,286,275
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants		1,520,737
Denominator for diluted earnings (losses) per share	49,791,659	48,600,095	42,286,275
Basic earnings (losses) per share (in Dollars per share)	$ (1.59)	$ 0.33	$ (0.11)
Diluted earnings (losses) per share (in Dollars per share)	$ (1.59)	$ 0.32	$ (0.11)